FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maturity Profile of the Group's Financial Liabilities

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2017	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	215	—	—	215
Other payables and accrued liabilities	—	2,481	—	—	2,481
Due to related companies	—	13,747	—	—	13,747
Due to the Shareholder	—	11,573	—	—	11,573
	—	28,016	—	—	28,016

December 31, 2017	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Trade payables	—	33	—	—	33
Other payables and accrued liabilities	—	382	—	—	382
Due to related companies	—	2,113	—	—	2,113
Due to the Shareholder	—	1,779	—	—	1,779
	—	4,307	—	—	4,307

December 31, 2016	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	2,736	—	—	2,736
Other payables and accrued liabilities	—	12,075	—	—	12,075
Due to related companies	—	21,007	—	—	21,007
Due to the Shareholder	—	12,565	—	—	12,565
	—	48,383	—	—	48,383